REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY
These performance results do not reflect any applicable surrender charges. Past performance is no guarantee of future results.

                                                      Unit Value
                                           ---------------------------------  Percent Change
                                           December 31, 1998   June 30, 1999  in Unit Value
                                           -----------------   -------------  --------------
 MFS REGATTA CONTRACTS:
   Capital Appreciation Series -- Level
    1....................................      $38.0799          $ 40.9604         7.56%
   Capital Appreciation Series -- Level
    2....................................       15.3711            16.5459         7.64
   Government Securities Series -- Level
    1....................................       17.8992            17.4053        (2.76)
   Government Securities Series -- Level
    2....................................       11.4928            11.1839        (2.69)
   High Yield Series -- Level 1..........       21.8836            22.8235         4.30
   High Yield Series -- Level 2..........       11.1015            11.5868         4.37
   Managed Sectors Series -- Level 1.....       30.2227            34.7930        15.12
   Managed Sectors Series -- Level 2.....       13.6177            15.6885        15.21
   Money Market Series -- Level 1........       13.6495            13.8490         1.46
   Money Market Series -- Level 2........       10.7906            10.9564         1.54
   Total Return Series -- Level 1........       26.5642            27.6839         4.22
   Total Return Series -- Level 2........       13.3189            13.8905         4.29
   Global Governments Series -- Level
    1....................................       18.6916            17.2332        (7.80)
   Global Governments Series -- Level
    2....................................       11.2037            10.3372        (7.73)
 MFS REGATTA GOLD CONTRACTS:
   Bond Series...........................      $10.5921          $ 10.3459        (2.32)%
   Capital Appreciation Series...........       34.7871            37.4186         7.56
   Capital Opportunities Series..........       17.2085            20.2105        17.44
   Massachusetts Investors Trust
    Series...............................       31.7109            33.3635         5.21
   Emerging Growth Series................       23.0408            25.6276        11.23
   Equity Income Series..................       10.4065            11.3314         8.89
   MFS/Foreign & Colonial Emerging
    Markets Equity Series................        7.4615             9.5784        28.37
   International Growth Series...........        9.5047             9.8016         3.12
   International Growth and Income
    Series...............................       13.1538            13.0070        (1.12)
   Government Securities Series..........       15.0941            14.6776        (2.76)
   High Yield Series.....................       18.0207            18.7947         4.30
   Managed Sectors Series................       25.4406            29.2878        15.12
   Massachusetts Investors Growth Stock
    Series...............................       11.9635            13.1831        10.19
   Money Market Series...................       12.2282            12.4069         1.46
   New Discovery Series..................       10.5258            11.5330         9.57
   Research Series.......................       23.7119            25.6757         8.28
   Research Growth and Income Series.....       13.1605            14.1862         7.79
   Research International Series.........        9.3330            10.3917        11.34
   Strategic Income Series...............        9.9530            10.0865         1.34
   Total Return Series...................       22.1273            23.0600         4.22
   Utilities Series......................       22.0489            24.0840         9.23
   Global Asset Allocation Series........       15.8203            16.2775         2.89
   Global Governments Series.............       15.2422            14.0530        (7.80)
   Global Growth Series..................       17.6676            19.8782        12.51
   Global Total Return Series............       17.1741            16.9788        (1.14)

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

                                                      Unit Value
                                           ---------------------------------  Percent Change
                                           December 31, 1998   June 30, 1999  in Unit Value
                                           -----------------   -------------  --------------
 MFS REGATTA CLASSIC CONTRACTS:
   Bond Series...........................      $10.4200          $ 10.1902        (2.20)%
   Capital Appreciation Series...........       15.2806            16.4566         7.70
   Capital Opportunities Series..........       15.9773            18.7875        17.59
   Massachusetts Investors Trust
    Series...............................       15.7220            16.5616         5.34
   Emerging Growth Series................       15.2416            16.9734        11.36
   Equity Income Series..................       10.6318            11.5908         9.02
   MFS/Foreign & Colonial Emerging
    Markets Equity Series................        7.8620            10.1049        28.53
   International Growth Series...........        9.8139            10.1328         3.25
   International Growth and Income
    Series...............................       12.7274            12.6007        (1.00)
   Government Securities Series..........       11.5012            11.1976        (2.64)
   High Yield Series.....................       11.2212            11.7175         4.42
   Managed Sectors Series................       13.2363            15.2565        15.26
   Massachusetts Investors Growth Stock
    Series...............................       11.9830            13.2207        10.33
   Money Market Series...................       10.7995            10.9708         1.59
   New Discovery Series..................       10.5430            11.5659         9.70
   Research Series.......................       14.3354            15.5416         8.41
   Research Growth and Income Series.....       12.9744            14.0026         7.93
   Research International Series.........       11.0101            12.2739        11.48
   Strategic Income Series...............        9.8850            10.0298         1.46
   Total Return Series...................       13.1773            13.7495         4.34
   Utilities Series......................       14.8587            16.2500         9.36
   Global Asset Allocation Series........       11.5822            11.9315         3.02
   Global Governments Series.............       11.4588            10.5777        (7.69)
   Global Growth Series..................       12.8959            14.5273        12.65
   Global Total Return Series............       13.0681            12.9353        (1.02)

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

                                                      Unit Value
                                           ---------------------------------  Percent Change
                                           December 31, 1998   June 30, 1999  in Unit Value
                                           -----------------   -------------  --------------
 MFS REGATTA PLATINUM CONTRACTS:
   Bond Series...........................      $10.4201          $ 10.1769        (2.33)%
   Capital Appreciation Series...........       11.3405            12.1971         7.55
   Capital Opportunities Series..........       10.8048            12.6885        17.43
   Massachusetts Investors Trust
    Series...............................       10.7939            11.3553         5.20
   Emerging Growth Series................       11.5819            12.8809        11.22
   Equity Income Series..................       10.5234            11.4575         8.88
   MFS/Foreign & Colonial Emerging
    Markets Equity Series................        8.1616            10.4761        28.36
   International Growth Series...........        9.3254             9.6157         3.11
   International Growth and Income
    Series...............................       10.3378            10.2215        (1.13)
   Government Securities Series..........       10.4116            10.1233        (2.77)
   High Yield Series.....................        9.5030             9.9102         4.28
   Managed Sectors Series................       10.5861            12.1858        15.11
   Massachusetts Investors Growth Stock
    Series...............................       11.9094            13.1222        10.18
   Money Market Series...................       10.1878            10.3357         1.45
   New Discovery Series..................       10.4124            11.4076         9.56
   Research Series.......................       11.0189            11.9303         8.27
   Research Growth and Income Series.....       10.3415            11.1464         7.78
   Research International Series.........        9.4845            10.5593        11.33
   Strategic Income Series...............        9.8713            10.0027         1.33
   Total Return Series...................       10.2907            10.7234         4.21
   Utilities Series......................       10.9233            11.9304         9.22
   Global Asset Allocation Series........        9.7081             9.9877         2.88
   Global Governments Series.............       11.2639            10.3841        (7.81)
   Global Growth Series..................       10.2820            11.5674        12.50
   Global Total Return Series............       10.4567            10.3368        (1.15)

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- June 30, 1999

 Assets:
   Investments in MFS/Sun Life Series Trust:                                         Shares          Cost            Value
                                                                                   -----------  --------------  ---------------
     Bond Series ("BDS").........................................................    3,637,333  $   38,475,487  $    37,698,305
     Capital Appreciation Series ("CAS").........................................   34,722,428   1,348,989,430    1,534,554,685
     Capital Opportunities Series ("COS")........................................   13,376,525     201,158,483      262,608,902
     Massachusetts Investors Trust Series ("MIT")................................   53,107,843   1,614,193,080    1,991,924,206
     Emerging Growth Series ("EGS")..............................................   31,911,923     574,119,163      818,799,400
     Equity Income Series ("EIS")................................................    1,978,396      21,007,115       22,720,504
     MFS/Foreign & Colonial Emerging Markets Equity Series ("FCE")...............    2,679,445      24,639,074       25,940,292
     International Growth Series ("FCI").........................................    4,218,576      41,645,183       42,412,235
     International Growth and Income Series ("FCG")..............................    5,999,599      74,307,290       76,273,477
     Government Securities Series ("GSS")........................................   34,393,341     445,339,546      428,448,437
     High Yield Series ("HYS")...................................................   33,284,498     313,946,620      294,998,405
     Managed Sectors Series ("MSS")..............................................   11,410,987     312,163,302      373,602,016
     Massachusetts Investors Growth Stock Series ("MIS").........................   19,124,069     226,538,003      252,116,235
     Money Market Series ("MMS").................................................  432,944,328     432,944,328      432,944,328
     New Discovery Series ("NWD")................................................    2,205,744      21,759,459       25,670,241
     Research Series ("RES").....................................................   43,233,382     799,150,510    1,048,481,230
     Research Growth and Income Series ("RGS")...................................    4,303,641      55,848,079       62,352,174
     Research International Series ("RSS").......................................      726,445       6,882,032        7,668,634
     Strategic Income Series ("SIS").............................................    1,323,081      13,130,449       13,247,356
     Total Return Series ("TRS").................................................   97,932,534   1,834,668,392    1,874,953,710
     Utilities Series ("UTS")....................................................   16,192,500     245,264,131      269,190,976
     Global Asset Allocation Series ("GAA")......................................    8,207,538     116,342,756      116,152,058
     Global Governments Series ("GGS")...........................................    7,506,904      84,699,373       76,198,613
     Global Growth Series ("GGR")................................................   16,495,030     230,837,073      281,025,925
     Global Total Return Series ("GTR")..........................................    6,362,501      92,048,906       97,239,817
                                                                                                --------------  ---------------
                                                                                                $9,170,097,264  $10,467,222,161
                                                                                                --------------
                                                                                                --------------
 Liability:
   Payable to Sponsor.........................................................................................         (568,448)
                                                                                                                ---------------
         Net Assets...........................................................................................  $10,466,653,713
                                                                                                                ---------------
                                                                                                                ---------------

                                                     Applicable to Owners of          Reserve
                                               Deferred Variable Annuity Contracts      for
                                              -------------------------------------   Variable
 NET ASSETS APPLICABLE TO CONTRACT OWNERS:      Units     Unit Value      Value      Annuities      Total
                                              ----------  ----------   ------------  ----------  ------------
   MFS REGATTA CONTRACTS:
     CAS -- Level 1.........................      71,902   $40.9604    $  2,954,121  $   91,383  $  3,045,504
     CAS -- Level 2.........................   8,591,078    16.5459     142,001,876     819,588   142,821,464
     GSS -- Level 1.........................      30,207    17.4053         539,470      82,561       622,031
     GSS -- Level 2.........................   2,939,993    11.1839      32,864,312     171,176    33,035,488
     HYS -- Level 1.........................       7,655    22.8235         181,406       4,348       185,754
     HYS -- Level 2.........................   1,223,626    11.5868      14,183,251      76,858    14,260,109
     MSS -- Level 1.........................      17,710    34.7930         473,885      --           473,885
     MSS -- Level 2.........................   2,642,045    15.6885      41,542,210     129,997    41,672,207
     MMS -- Level 1.........................      41,889    13.8490         771,161      28,139       799,300
     MMS -- Level 2.........................   3,826,966    10.9564      41,686,471     193,544    41,880,015
     TRS -- Level 1.........................     179,091    27.6839       4,974,700     522,568     5,497,268
     TRS -- Level 2.........................  11,406,841    13.8905     158,381,312     682,190   159,063,502
     GGS -- Level 1.........................       4,601    17.2332          90,648      --            90,648
     GGS -- Level 2.........................     734,498    10.3372       7,580,078      78,170     7,658,248
                                                                       ------------  ----------  ------------
                                                                       $448,224,901  $2,880,522  $451,105,423
                                                                       ------------  ----------  ------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- June 30, 1999 -- continued

                                                      Applicable to Owners of
                                                Deferred Variable Annuity Contracts    Reserve for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS     ---------------------------------------   Variable
 (CONTINUED):                                   Units     Unit Value       Value        Annuities       Total
                                              ----------  ----------   --------------  -----------  --------------
   MFS REGATTA GOLD CONTRACTS:
     BDS....................................   1,954,277   $10.3459    $   20,219,554  $   136,383  $   20,355,937
     CAS....................................  34,806,268    37.4186     1,302,206,833    6,564,012   1,308,770,845
     COS....................................  11,221,330    20.2105       226,800,157      359,166     227,159,323
     MIT....................................  52,331,209    33.3635     1,745,892,927    5,407,332   1,751,300,259
     EGS....................................  28,623,308    25.6276       733,086,601    1,364,738     734,451,339
     EIS....................................   1,010,034    11.3314        11,445,019      --           11,445,019
     FCE....................................   2,423,602     9.5784        23,212,574       22,563      23,235,137
     FCI....................................   3,242,657     9.8016        31,784,980       52,421      31,837,401
     FCG....................................   5,024,824    13.0070        65,351,576       84,015      65,435,591
     GSS....................................  24,304,156    14.6776       356,777,798    1,049,405     357,827,203
     HYS....................................  13,323,465    18.7947       250,412,465      814,141     251,226,606
     MSS....................................  10,880,945    29.2878       318,335,564      976,012     319,311,576
     MIS....................................   8,952,271    13.1831       118,015,384      165,760     118,181,144
     MMS....................................  28,459,899    12.4069       353,168,814    2,095,939     355,264,753
     NWD....................................   1,108,450    11.5330        12,783,789       68,703      12,852,492
     RES....................................  37,610,271    25.6757       965,092,677    2,605,506     967,698,183
     RGS....................................   3,234,096    14.1862        45,880,134      130,872      46,011,006
     RSS....................................     333,891    10.3917         3,470,621      --            3,470,621
     SIS....................................     812,906    10.0865         8,199,015      --            8,199,015
     TRS....................................  68,505,417    23.0600     1,579,580,031    4,841,904   1,584,421,935
     UTS....................................   9,472,451    24.0840       228,129,699      694,909     228,824,608
     GAA....................................   6,818,247    16.2775       111,009,164      594,235     111,603,399
     GGS....................................   4,672,120    14.0530        65,671,782      410,636      66,082,418
     GGR....................................  13,714,516    19.8782       272,621,776      681,012     273,302,788
     GTR....................................   5,264,394    16.9788        89,385,521      479,181      89,864,702
                                                                       --------------  -----------  --------------
                                                                       $8,938,534,455  $29,598,845  $8,968,133,300
                                                                       --------------  -----------  --------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- June 30, 1999 -- continued

                                                    Applicable to Owners of
                                              Deferred Variable Annuity Contracts   Reserve for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS     ------------------------------------   Variable
 (CONTINUED):                                   Units    Unit Value      Value       Annuities       Total
                                              ---------  ----------   ------------  -----------   ------------
   MFS REGATTA CLASSIC CONTRACTS:
     BDS....................................     63,331   $10.1902    $    645,343    $--         $    645,343
     CAS....................................    515,762    16.4566       8,485,531     --            8,485,531
     COS....................................    392,789    18.7875       7,373,730     --            7,373,730
     MIT....................................  1,261,112    16.5616      20,877,797       653        20,878,450
     EGS....................................  1,132,870    16.9734      19,224,859     --           19,224,859
     EIS....................................     71,923    11.5908         833,528     --              833,528
     FCE....................................     54,938    10.1049         555,342     --              555,342
     FCI....................................    156,616    10.1328       1,586,910     --            1,586,910
     FCG....................................    760,309    12.6007       5,596,740     --            5,596,740
     GSS....................................    284,110    11.1976       3,187,564     --            3,187,564
     HYS....................................    315,483    11.7175       3,695,369     --            3,695,369
     MSS....................................    219,010    15.2565       3,340,559     --            3,340,559
     MIS....................................    287,046    13.2207       3,796,559     --            3,796,559
     MMS....................................    827,279    10.9708       9,075,351     --            9,075,351
     NWD....................................     62,548    11.5659         723,713     --              723,713
     RES....................................    938,558    15.5416      14,583,910     --           14,583,910
     RGS....................................     71,411    14.0026         999,613     --              999,613
     RSS....................................      7,485    12.2739          91,885     --               91,885
     SIS....................................      7,004    10.0298          70,265     --               70,265
     TRS....................................  1,967,508    13.7495      27,052,362     1,279        27,053,641
     UTS....................................    239,055    16.2500       3,878,172     --            3,878,172
     GAA....................................     47,160    11.9315         563,274     --              563,274
     GGS....................................     49,697    10.5777         525,641     --              525,641
     GGR....................................    121,402    14.5273       1,762,714     --            1,762,714
     GTR....................................    113,233    12.9353       1,464,349       633         1,464,982
                                                                      ------------  -----------   ------------
                                                                      $139,991,080    $2,565      $139,993,645
                                                                      ------------  -----------   ------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- June 30, 1999 -- continued

                                                      Applicable to Owners of
                                                Deferred Variable Annuity Contracts     Reserve for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS     ----------------------------------------   Variable
 (CONTINUED):                                   Units     Unit Value        Value        Annuities        Total
                                              ----------  ----------   ---------------  -----------  ---------------
   MFS REGATTA PLATINUM CONTRACTS:
     BDS....................................   1,639,521   $10.1769    $    16,685,891  $   --       $    16,685,891
     CAS....................................   5,839,478    12.1971         71,224,140      106,587       71,330,727
     COS....................................   2,210,081    12.6885         28,041,655       15,099       28,056,754
     MIT....................................  19,347,027    11.3553        219,692,788      217,253      219,910,041
     EGS....................................   5,057,423    12.8809         65,164,696       52,295       65,216,991
     EIS....................................     911,400    11.4575         10,441,957      --            10,441,957
     FCE....................................     205,043    10.4761          2,148,043      --             2,148,043
     FCI....................................     933,362     9.6157          8,975,574       13,389        8,988,963
     FCG....................................     508,290    10.2215          5,195,290       35,368        5,230,658
     GSS....................................   3,333,627    10.1233         33,749,125      142,217       33,891,342
     HYS....................................   2,578,564     9.9102         25,553,980       32,523       25,586,503
     MSS....................................     714,433    12.1858          8,706,276       22,141        8,728,417
     MIS....................................   9,905,107    13.1222        129,975,662      159,775      130,135,437
     MMS....................................   2,455,017    10.3357         25,376,851      125,241       25,502,092
     NWD....................................   1,057,641    11.4076         12,065,157       26,201       12,091,358
     RES....................................   5,537,957    11.9303         66,068,810      156,838       66,225,648
     RGS....................................   1,371,945    11.1464         15,292,110       44,701       15,336,811
     RSS....................................     388,852    10.5593          4,106,128      --             4,106,128
     SIS....................................     497,652    10.0027          4,978,076      --             4,978,076
     TRS....................................   9,147,456    10.7234         98,086,124      498,126       98,584,250
     UTS....................................   3,059,413    11.9304         36,511,488       10,253       36,521,741
     GAA....................................     397,603     9.9877          3,970,892      --             3,970,892
     GGS....................................     179,319    10.3841          1,861,812      --             1,861,812
     GGR....................................     515,914    11.5674          5,967,665      --             5,967,665
     GTR....................................     572,873    10.3368          5,922,523          625        5,923,148
                                                                       ---------------  -----------  ---------------
                                                                       $   905,762,713  $ 1,658,632  $   907,421,345
                                                                       ---------------  -----------  ---------------
     Net Assets.....................................................   $10,432,513,149  $34,140,564  $10,466,653,713
                                                                       ---------------  -----------  ---------------
                                                                       ---------------  -----------  ---------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Six Months Ended June 30, 1999

                                          BDS             CAS             COS             MIT
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                      ------------   --------------   ------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $   456,185    $  165,042,349   $  5,266,721   $ 142,902,582
   Mortality and expense risk
    charges.........................     (176,419)       (8,937,238)    (1,335,079)    (11,258,247)
   Distribution expense charges.....      --                 (4,823)       --             --
   Administrative expense charges...      (21,170)       (1,067,646)      (160,210)     (1,350,990)
                                      ------------   --------------   ------------   -------------
       Net investment income
        (loss)......................  $   258,596    $  155,032,642   $  3,771,432   $ 130,293,345
                                      ------------   --------------   ------------   -------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $ 2,432,101    $  223,832,236   $  9,384,201   $  79,159,962
     Cost of investments sold.......   (2,359,199)     (167,869,057)    (6,111,214)    (37,650,911)
                                      ------------   --------------   ------------   -------------
       Net realized gains
        (losses)....................  $    72,902    $   55,963,179   $  3,272,987   $  41,509,051
                                      ------------   --------------   ------------   -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period..................  $  (777,182)   $  185,565,255   $ 61,450,419   $ 377,731,126
     Beginning of period............      286,002       287,338,195     32,482,750     452,834,707
                                      ------------   --------------   ------------   -------------
       Change in unrealized
        appreciation
        (depreciation)..............  $(1,063,184)   $ (101,772,940)  $ 28,967,669   $ (75,103,581)
                                      ------------   --------------   ------------   -------------
     Realized and unrealized gains
      (losses)......................  $  (990,282)   $  (45,809,761)  $ 32,240,656   $ (33,594,530)
                                      ------------   --------------   ------------   -------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $  (731,686)   $  109,222,881   $ 36,012,088   $  96,698,815
                                      ------------   --------------   ------------   -------------
                                      ------------   --------------   ------------   -------------

                                           EGS             EIS
                                       Sub-Account     Sub-Account
                                      -------------   --------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $  12,001,600     $    47,819
   Mortality and expense risk
    charges.........................     (4,557,980)        (88,515)
   Distribution expense charges.....       --              --
   Administrative expense charges...       (546,958)        (10,622)
                                      -------------   --------------
       Net investment income
        (loss)......................  $   6,896,662     $   (51,318)
                                      -------------   --------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $  60,032,391     $ 3,048,292
     Cost of investments sold.......    (35,890,453)     (2,678,412)
                                      -------------   --------------
       Net realized gains
        (losses)....................  $  24,141,938     $   369,880
                                      -------------   --------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period..................  $ 244,680,237     $ 1,713,389
     Beginning of period............    194,893,156         595,356
                                      -------------   --------------
       Change in unrealized
        appreciation
        (depreciation)..............  $  49,787,081     $ 1,118,033
                                      -------------   --------------
     Realized and unrealized gains
      (losses)......................  $  73,929,019     $ 1,487,913
                                      -------------   --------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $  80,825,681     $ 1,436,595
                                      -------------   --------------
                                      -------------   --------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Six Months Ended June 30, 1999 -- continued

                                          FCE            FCI             FCG             GSS
                                      Sub-Account    Sub-Account     Sub-Account     Sub-Account
                                      ------------   ------------   -------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $   --         $   216,261    $   2,184,611   $  21,618,169
   Mortality and expense risk
    charges.........................     (120,314)      (233,063)        (424,325)     (2,582,013)
   Distribution expense charges.....      --             --              --                (1,390)
   Administrative expense charges...      (14,438)       (27,968)         (50,919)       (308,449)
                                      ------------   ------------   -------------   -------------
       Net investment income
        (loss)......................  $  (134,752)   $   (44,770)   $   1,709,367   $  18,726,317
                                      ------------   ------------   -------------   -------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $ 4,046,753    $ 4,018,279    $  26,220,813   $  53,983,946
     Cost of investments sold.......   (5,624,417)    (4,017,333)     (24,163,402)    (53,743,672)
                                      ------------   ------------   -------------   -------------
       Net realized gains
        (losses)....................  $(1,577,664)   $       946    $   2,057,411   $     240,274
                                      ------------   ------------   -------------   -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period..................  $ 1,301,218    $   767,052    $   1,966,187   $ (16,891,109)
     Beginning of period............   (5,357,496)      (519,445)       6,495,614      14,106,863
                                      ------------   ------------   -------------   -------------
       Change in unrealized
        appreciation
        (depreciation)..............  $ 6,658,714    $ 1,286,497    $  (4,529,427)  $ (30,997,972)
                                      ------------   ------------   -------------   -------------
     Realized and unrealized gains
      (losses)......................  $ 5,081,050    $ 1,287,443    $  (2,472,016)  $ (30,757,698)
                                      ------------   ------------   -------------   -------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $ 4,946,298    $ 1,242,673    $    (762,649)  $ (12,031,381)
                                      ------------   ------------   -------------   -------------
                                      ------------   ------------   -------------   -------------

                                           HYS              MSS
                                       Sub-Account      Sub-Account
                                      -------------   ---------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $  24,714,356     $   --
   Mortality and expense risk
    charges.........................     (1,856,501)       (2,127,760)
   Distribution expense charges.....           (521)           (1,632)
   Administrative expense charges...       (222,259)         (253,700)
                                      -------------   ---------------
       Net investment income
        (loss)......................  $  22,635,075     $  (2,383,092)
                                      -------------   ---------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $  75,504,116     $  47,960,737
     Cost of investments sold.......    (74,467,565)      (41,720,309)
                                      -------------   ---------------
       Net realized gains
        (losses)....................  $   1,036,551     $   6,240,428
                                      -------------   ---------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period..................  $ (18,948,215)    $  61,438,714
     Beginning of period............     (7,980,287)       16,729,347
                                      -------------   ---------------
       Change in unrealized
        appreciation
        (depreciation)..............  $ (10,967,928)    $  44,709,367
                                      -------------   ---------------
     Realized and unrealized gains
      (losses)......................  $  (9,931,377)    $  50,949,795
                                      -------------   ---------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $  12,703,698     $  48,566,703
                                      -------------   ---------------
                                      -------------   ---------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Six Months Ended June 30, 1999 -- continued

                                          MIS             MMS             NWD             RES
                                      Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                      ------------   --------------   ------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $  3,086,853   $    9,087,572   $   133,720    $  33,877,221
   Mortality and expense risk
    charges.........................      (979,430)      (2,575,525)     (106,361)      (5,989,522)
   Distribution expense charges.....       --                (1,068)      --              --
   Administrative expense charges...      (117,531)        (307,995)      (12,763)        (718,743)
                                      ------------   --------------   ------------   -------------
       Net investment income
        (loss)......................  $  1,989,892   $    6,202,984   $    14,596    $  27,168,956
                                      ------------   --------------   ------------   -------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $  6,070,981   $  269,486,589   $ 2,816,026    $  60,408,373
     Cost of investments sold.......    (4,934,920)    (269,486,589)   (2,827,360)     (34,926,241)
                                      ------------   --------------   ------------   -------------
       Net realized gains
        (losses)....................  $  1,136,061   $     --         $   (11,334)   $  25,482,132
                                      ------------   --------------   ------------   -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period..................  $ 25,578,232   $     --         $ 3,910,782    $ 249,330,720
     Beginning of period............    11,412,175         --           1,504,013      222,195,462
                                      ------------   --------------   ------------   -------------
       Change in unrealized
        appreciation
        (depreciation)..............  $ 14,166,057   $     --         $ 2,406,769    $  27,135,258
                                      ------------   --------------   ------------   -------------
     Realized and unrealized gains
      (losses)......................  $ 15,302,118   $     --         $ 2,395,435    $  52,617,390
                                      ------------   --------------   ------------   -------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $ 17,292,010   $    6,202,984   $ 2,410,031    $  79,786,346
                                      ------------   --------------   ------------   -------------
                                      ------------   --------------   ------------   -------------

                                          RGS            RSS
                                      Sub-Account    Sub-Account
                                      ------------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $   184,712     $   1,911
   Mortality and expense risk
    charges.........................     (293,935)      (31,174)
   Distribution expense charges.....      --             --
   Administrative expense charges...      (35,272)       (3,741)
                                      ------------   -----------
       Net investment income
        (loss)......................  $  (144,495)    $ (33,004)
                                      ------------   -----------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $ 3,883,986     $ 782,416
     Cost of investments sold.......   (3,138,705)     (802,791)
                                      ------------   -----------
       Net realized gains
        (losses)....................  $   745,281     $ (20,375)
                                      ------------   -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period..................  $ 6,504,095     $ 786,602
     Beginning of period............    3,487,391       126,682
                                      ------------   -----------
       Change in unrealized
        appreciation
        (depreciation)..............  $ 3,016,704     $ 659,920
                                      ------------   -----------
     Realized and unrealized gains
      (losses)......................  $ 3,761,985     $ 639,545
                                      ------------   -----------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $ 3,617,490     $ 606,541
                                      ------------   -----------
                                      ------------   -----------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Six Months Ended June 30, 1999 -- continued

                                          SIS            TRS              UTS             GAA
                                      Sub-Account    Sub-Account      Sub-Account     Sub-Account
                                      -----------   --------------   -------------   -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........   $ 271,925    $  269,625,863   $  28,611,367   $   6,409,039
   Mortality and expense risk
    charges.........................     (64,500)      (11,126,877)     (1,426,681)       (722,610)
   Distribution expense charges.....      --                (8,165)       --              --
   Administrative expense charges...      (7,740)       (1,327,060)       (171,202)        (86,713)
                                      -----------   --------------   -------------   -------------
       Net investment income
        (loss)......................   $ 199,685    $  257,163,761   $  27,013,484   $   5,599,716
                                      -----------   --------------   -------------   -------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............   $ 836,100    $  166,605,565   $  13,375,620   $  15,521,372
     Cost of investments sold.......    (817,159)     (139,937,166)     (8,297,383)    (14,193,433)
                                      -----------   --------------   -------------   -------------
       Net realized gains
        (losses)....................   $  18,941    $   26,668,399   $   5,078,237   $   1,327,939
                                      -----------   --------------   -------------   -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period..................   $ 116,907    $   40,285,318   $  23,926,845   $    (190,698)
     Beginning of period............     217,175       247,870,707      34,293,510       3,446,679
                                      -----------   --------------   -------------   -------------
       Change in unrealized
        appreciation
        (depreciation)..............   $(100,268)   $ (207,585,389)  $ (10,366,665)  $  (3,637,377)
                                      -----------   --------------   -------------   -------------
     Realized and unrealized gains
      (losses)......................   $ (81,327)   $ (180,916,990)  $  (5,288,428)  $  (2,309,438)
                                      -----------   --------------   -------------   -------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................   $ 118,358    $   76,246,771   $  21,725,056   $   3,290,278
                                      -----------   --------------   -------------   -------------
                                      -----------   --------------   -------------   -------------

                                           GGS              GGR              GTR
                                       Sub-Account      Sub-Account      Sub-Account
                                      -------------   ---------------   --------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $   8,634,517     $  10,725,752     $ 7,230,240
   Mortality and expense risk
    charges.........................       (507,042)       (1,630,230)       (582,199)
   Distribution expense charges.....           (404)        --               --
   Administrative expense charges...        (60,441)         (195,628)        (69,864)
                                      -------------   ---------------   --------------
       Net investment income
        (loss)......................  $   8,066,630     $   8,899,894     $ 6,578,177
                                      -------------   ---------------   --------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $  13,225,435     $  22,928,639     $ 7,430,764
     Cost of investments sold.......    (12,954,344)      (17,028,116)     (5,641,012)
                                      -------------   ---------------   --------------
       Net realized gains
        (losses)....................  $     271,091     $   5,900,523     $ 1,789,752
                                      -------------   ---------------   --------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period..................  $  (8,500,760)    $  50,188,852     $ 5,190,911
     Beginning of period............      6,569,807        33,369,072      14,614,468
                                      -------------   ---------------   --------------
       Change in unrealized
        appreciation
        (depreciation)..............  $ (15,070,567)    $  16,819,780     $(9,423,557)
                                      -------------   ---------------   --------------
     Realized and unrealized gains
      (losses)......................  $ (14,799,476)    $  22,720,303     $(7,633,805)
                                      -------------   ---------------   --------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $  (6,732,846)    $  31,620,197     $(1,055,628)
                                      -------------   ---------------   --------------
                                      -------------   ---------------   --------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS

                                                BDS
                                            Sub-Account                        CAS
                                     --------------------------            Sub-Account
                                      Six Months                 --------------------------------
                                        Ended       Year Ended     Six Months       Year Ended
                                       June 30,    December 31,       Ended        December 31,
                                         1999        1998(a)      June 30, 1999        1998
                                     ------------  ------------  ---------------  ---------------
 OPERATIONS:
   Net investment income (loss)..... $   258,596   $   (82,271)  $   155,032,642  $   128,215,244
   Net realized gains (losses)......      72,902       216,410        55,963,179       66,702,495
   Net unrealized gains (losses)....  (1,063,184)      286,002      (101,772,940)     121,369,200
                                     ------------  ------------  ---------------  ---------------
       Increase (Decrease) in net
        assets from operations...... $  (731,686)  $   420,141   $   109,222,881  $   316,286,939
                                     ------------  ------------  ---------------  ---------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..... $ 6,194,508   $ 9,875,456   $    45,096,124  $   107,933,141
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................  13,252,820     9,534,568       (25,804,298)      47,848,492
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................    (600,518)     (395,676)      (88,363,623)    (114,794,853)
                                     ------------  ------------  ---------------  ---------------
       Net accumulation activity.... $18,846,810   $19,014,348   $   (69,071,797) $    40,986,780
                                     ------------  ------------  ---------------  ---------------
   Annuitization Activity:
     Annuitizations................. $   --        $   164,170   $       536,957  $     1,220,067
     Annuity payments and contract
      charges.......................     (11,575)       (3,903)         (697,655)      (1,025,009)
     Net Transfers between
      Sub-Accounts..................     --            --                109,831          (41,318)
     Adjustments to annuity
      reserves......................       1,534       (12,668)          (95,896)         (88,123)
                                     ------------  ------------  ---------------  ---------------
       Net annuitization activity... $   (10,041)  $   147,599   $      (146,763) $        65,617
                                     ------------  ------------  ---------------  ---------------
   Increase (Decrease) in net assets
    from contract owner
    transactions.................... $18,836,769   $19,161,947   $   (69,218,560) $    41,052,397
                                     ------------  ------------  ---------------  ---------------
     Increase (Decrease) in net
      assets........................ $18,105,083   $19,582,088   $    40,004,321  $   357,339,336
 NET ASSETS:
   Beginning of period..............  19,582,088       --          1,494,449,750    1,137,110,414
                                     ------------  ------------  ---------------  ---------------
   End of period.................... $37,687,171   $19,582,088   $ 1,534,454,071  $ 1,494,449,750
                                     ------------  ------------  ---------------  ---------------
                                     ------------  ------------  ---------------  ---------------


                                                 COS
                                             Sub-Account
                                     ----------------------------
                                      Six Months     Year Ended
                                         Ended      December 31,
                                     June 30, 1999      1998
                                     -------------  -------------
 OPERATIONS:
   Net investment income (loss)..... $  3,771,432   $   3,637,491
   Net realized gains (losses)......    3,272,987       5,170,487
   Net unrealized gains (losses)....   28,967,669      20,631,668
                                     -------------  -------------
       Increase (Decrease) in net
        assets from operations...... $ 36,012,088   $  29,439,646
                                     -------------  -------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..... $ 15,780,659   $  38,230,487
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................   31,363,632      40,051,430
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................   (7,939,219)     (7,541,790)
                                     -------------  -------------
       Net accumulation activity.... $ 39,205,072   $  70,740,127
                                     -------------  -------------
   Annuitization Activity:
     Annuitizations................. $     47,101   $     142,386
     Annuity payments and contract
      charges.......................      (30,001)        (46,545)
     Net Transfers between
      Sub-Accounts..................      --               25,440
     Adjustments to annuity
      reserves......................       (4,439)        (10,400)
                                     -------------  -------------
       Net annuitization activity... $     12,661   $     110,881
                                     -------------  -------------
   Increase (Decrease) in net assets
    from contract owner
    transactions.................... $ 39,217,733   $  70,851,008
                                     -------------  -------------
     Increase (Decrease) in net
      assets........................ $ 75,229,821   $ 100,290,654
 NET ASSETS:
   Beginning of period..............  187,359,986      87,069,332
                                     -------------  -------------
   End of period.................... $262,589,807   $ 187,359,986
                                     -------------  -------------
                                     -------------  -------------

(a) For the period May 6, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                    MIT                             EGS
                                                Sub-Account                     Sub-Account
                                     ---------------------------------  ----------------------------
                                        Six Months       Year Ended      Six Months     Year Ended
                                          Ended         December 31,        Ended      December 31,
                                      June 30, 1999         1998        June 30, 1999      1998
                                     ----------------  ---------------  -------------  -------------
 OPERATIONS:
   Net investment income (loss).....  $   130,293,345  $    74,447,584  $  6,896,662   $  11,234,121
   Net realized gains (losses)......       41,509,051       33,652,751    24,141,938      22,519,902
   Net unrealized gains (losses)....      (75,103,581)     167,450,974    49,787,081     124,900,453
                                     ----------------  ---------------  -------------  -------------
       Increase (Decrease) in net
        assets from operations......  $    96,698,815  $   275,551,309  $ 80,825,681   $ 158,654,476
                                     ----------------  ---------------  -------------  -------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....  $   117,256,244  $   265,107,890  $ 35,340,678   $  90,838,283
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................      122,522,797      206,082,223    31,088,753      40,488,353
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................      (71,478,311)     (88,307,981)  (29,337,164)    (30,769,813)
                                     ----------------  ---------------  -------------  -------------
       Net accumulation activity....  $   168,300,730  $   382,882,132  $ 37,092,267   $ 100,556,823
                                     ----------------  ---------------  -------------  -------------
   Annuitization Activity:
     Annuitizations.................  $       678,257  $     2,012,633  $    141,579   $     453,478
     Annuity payments and contract
      charges.......................         (358,133)        (713,563)     (107,359)       (113,219)
     Net transfers between
      Sub-Accounts..................          (31,686)        (116,539)          300          (5,495)
     Adjustments to annuity
      reserves......................          (90,973)         265,082        (6,772)        128,245
                                     ----------------  ---------------  -------------  -------------
       Net annuitization activity...  $       197,465  $     1,447,613  $     27,748   $     463,009
                                     ----------------  ---------------  -------------  -------------
   Increase (Decrease) in net assets
    from contract owner
    transactions....................  $   168,498,195  $   384,329,745  $ 37,120,015   $ 101,019,832
                                     ----------------  ---------------  -------------  -------------
     Increase (Decrease) in net
      assets........................  $   265,197,010  $   659,881,054  $117,945,696   $ 259,674,308
 NET ASSETS:
   Beginning of period..............    1,726,891,740    1,067,010,686   700,947,493     441,273,185
                                     ----------------  ---------------  -------------  -------------
   End of period....................  $ 1,992,088,750  $ 1,726,891,740  $818,893,189   $ 700,947,493
                                     ----------------  ---------------  -------------  -------------
                                     ----------------  ---------------  -------------  -------------

                                                 EIS
                                             Sub-Account
                                     ---------------------------
                                      Six Months     Year Ended
                                         Ended      December 31,
                                     June 30, 1999    1998(a)
                                     -------------  ------------
 OPERATIONS:
   Net investment income (loss).....  $   (51,318)   $  (31,884)
   Net realized gains (losses)......      369,880      (117,486)
   Net unrealized gains (losses)....    1,118,033       595,356
                                     -------------  ------------
       Increase (Decrease) in net
        assets from operations......  $ 1,436,595    $  445,986
                                     -------------  ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....  $ 4,586,252    $4,758,335
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................    8,781,205     3,493,264
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................     (575,305)     (205,828)
                                     -------------  ------------
       Net accumulation activity....  $12,792,152    $8,045,771
                                     -------------  ------------
   Annuitization Activity:
     Annuitizations.................  $   --         $  --
     Annuity payments and contract
      charges.......................      --            --
     Net transfers between
      Sub-Accounts..................      --            --
     Adjustments to annuity
      reserves......................      --            --
                                     -------------  ------------
       Net annuitization activity...  $   --         $  --
                                     -------------  ------------
   Increase (Decrease) in net assets
    from contract owner
    transactions....................  $12,792,152    $8,045,771
                                     -------------  ------------
     Increase (Decrease) in net
      assets........................  $14,228,747    $8,491,757
 NET ASSETS:
   Beginning of period..............    8,491,757       --
                                     -------------  ------------
   End of period....................  $22,720,504    $8,491,757
                                     -------------  ------------
                                     -------------  ------------

(a) For the period May 6, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                 FCE                          FCI
                                             Sub-Account                  Sub-Account
                                     ---------------------------  ---------------------------
                                      Six Months     Year Ended    Six Months     Year Ended
                                         Ended      December 31,      Ended      December 31,
                                     June 30, 1999      1998      June 30, 1999      1998
                                     -------------  ------------  -------------  ------------
 OPERATIONS:
   Net investment income (loss).....  $  (134,752)  $   467,717    $   (44,770)  $  (101,894)
   Net realized gains (losses)......   (1,577,664)   (4,423,657)           946      (134,106)
   Net unrealized gains (losses)....    6,658,714    (3,684,076)     1,286,497      (101,433)
                                     -------------  ------------  -------------  ------------
       Increase (Decrease) in net
        assets from operations......  $ 4,946,298   $(7,640,016)   $ 1,242,673   $  (337,433)
                                     -------------  ------------  -------------  ------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....  $   798,183   $ 2,734,886    $ 4,007,508   $ 8,231,578
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................    4,299,366    (1,032,098)     3,537,332     5,579,377
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................   (1,079,663)     (897,534)    (1,693,700)   (1,479,723)
                                     -------------  ------------  -------------  ------------
       Net accumulation activity....  $ 4,017,886   $   805,254    $ 5,851,140   $12,331,232
                                     -------------  ------------  -------------  ------------
   Annuitization Activity:
     Annuitizations.................  $       941   $     3,586    $    18,144   $     1,716
     Annuity payments and contract
      charges.......................       (2,818)       (7,084)        (4,421)       (5,621)
     Net transfers between
      Sub-Accounts..................      --            --             --            --
     Adjustments to annuity
      reserves......................         (523)          218           (960)        2,415
                                     -------------  ------------  -------------  ------------
       Net annuitization activity...  $    (2,400)  $    (3,280)   $    12,763   $    (1,490)
                                     -------------  ------------  -------------  ------------
   Increase (Decrease) in net assets
    from contract owner
    transactions....................  $ 4,015,486   $   801,974    $ 5,863,903   $12,329,742
                                     -------------  ------------  -------------  ------------
     Increase (Decrease) in net
      assets........................  $ 8,961,784   $(6,838,042)   $ 7,106,576   $11,992,309
 NET ASSETS:
   Beginning of period..............   16,976,738    23,814,780     35,306,698    23,314,389
                                     -------------  ------------  -------------  ------------
   End of period....................  $25,938,522   $16,976,738    $42,413,274   $35,306,698
                                     -------------  ------------  -------------  ------------
                                     -------------  ------------  -------------  ------------

                                                 FCG
                                             Sub-Account
                                     ---------------------------
                                      Six Months     Year Ended
                                         Ended      December 31,
                                     June 30, 1999      1998
                                     -------------  ------------
 OPERATIONS:
   Net investment income (loss).....  $ 1,709,367   $ 1,045,909
   Net realized gains (losses)......    2,057,411     5,611,522
   Net unrealized gains (losses)....   (4,529,427)    4,069,821
                                     -------------  ------------
       Increase (Decrease) in net
        assets from operations......  $  (762,649)  $10,727,252
                                     -------------  ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....  $ 2,142,820   $ 7,721,923
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................    5,593,271     8,246,837
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................   (2,639,465)   (4,121,150)
                                     -------------  ------------
       Net accumulation activity....  $ 5,096,626   $11,847,610
                                     -------------  ------------
   Annuitization Activity:
     Annuitizations.................  $    37,541   $    34,551
     Annuity payments and contract
      charges.......................       (6,499)      (28,601)
     Net transfers between
      Sub-Accounts..................      --            (17,030)
     Adjustments to annuity
      reserves......................       (1,882)      (10,148)
                                     -------------  ------------
       Net annuitization activity...  $    29,160   $   (21,228)
                                     -------------  ------------
   Increase (Decrease) in net assets
    from contract owner
    transactions....................  $ 5,125,786   $11,826,382
                                     -------------  ------------
     Increase (Decrease) in net
      assets........................  $ 4,363,137   $22,553,634
 NET ASSETS:
   Beginning of period..............   71,899,852    49,346,218
                                     -------------  ------------
   End of period....................  $76,262,989   $71,899,852
                                     -------------  ------------
                                     -------------  ------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                  GSS                            HYS
                                              Sub-Account                    Sub-Account
                                     -----------------------------  -----------------------------
                                       Six Months     Year Ended      Six Months     Year Ended
                                         Ended       December 31,       Ended       December 31,
                                     June 30, 1999       1998       June 30, 1999       1998
                                     --------------  -------------  --------------  -------------
 OPERATIONS:
   Net investment income (loss).....  $ 18,726,317   $  15,055,335   $ 22,635,075   $  13,760,883
   Net realized gains (losses)......       240,274       7,944,827      1,036,551       4,744,016
   Net unrealized gains (losses)....   (30,997,972)      2,813,782    (10,967,928)    (20,640,207)
                                     --------------  -------------  --------------  -------------
       Increase (Decrease) in net
        assets from operations......  $(12,031,381)  $  25,813,944   $ 12,703,698   $  (2,135,308)
                                     --------------  -------------  --------------  -------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....  $ 16,338,308   $  33,941,912   $ 10,574,355   $  54,795,963
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................    52,458,449      49,410,266      4,868,223      20,587,340
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................   (28,449,243)    (40,854,521)   (19,437,895)    (24,841,987)
                                     --------------  -------------  --------------  -------------
       Net accumulation activity....  $ 40,347,514   $  42,497,657   $ (3,995,317)  $  50,541,316
                                     --------------  -------------  --------------  -------------
   Annuitization Activity:
     Annuitizations.................  $    298,365   $   1,080,791   $     53,856   $     514,021
     Annuity payments and contract
      charges.......................      (153,069)       (563,274)      (134,907)       (301,855)
     Net transfers between
      Sub-Accounts..................      --               (10,317)      --              --
     Adjustments to annuity
      reserves......................       (38,006)         17,162        (11,024)         44,449
                                     --------------  -------------  --------------  -------------
       Net annuitization activity...  $    107,290   $     524,362   $    (92,075)  $     256,615
                                     --------------  -------------  --------------  -------------
   Increase (Decrease) in net assets
    from contract owner
    transactions....................  $ 40,454,804   $  43,022,019   $ (4,087,392)  $  50,797,931
                                     --------------  -------------  --------------  -------------
     Increase (Decrease) in net
      assets........................  $ 28,423,423   $  68,835,963   $  8,616,306   $  48,662,623
 NET ASSETS:
   Beginning of period..............   400,140,205     331,304,242    286,338,035     237,675,412
                                     --------------  -------------  --------------  -------------
   End of period....................  $428,563,628   $ 400,140,205   $294,954,341   $ 286,338,035
                                     --------------  -------------  --------------  -------------
                                     --------------  -------------  --------------  -------------

                                                  MSS
                                              Sub-Account
                                     -----------------------------
                                       Six Months     Year Ended
                                         Ended       December 31,
                                     June 30, 1999       1998
                                     --------------  -------------
 OPERATIONS:
   Net investment income (loss).....  $ (2,383,092)  $  45,005,946
   Net realized gains (losses)......     6,240,428      11,481,102
   Net unrealized gains (losses)....    44,709,367     (23,796,460)
                                     --------------  -------------
       Increase (Decrease) in net
        assets from operations......  $ 48,566,703   $  32,690,588
                                     --------------  -------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....  $  5,498,005   $  22,720,393
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................     9,785,830      (5,210,223)
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................   (24,233,905)    (28,997,564)
                                     --------------  -------------
       Net accumulation activity....  $ (8,950,070)  $ (11,487,394)
                                     --------------  -------------
   Annuitization Activity:
     Annuitizations.................  $     73,128   $     360,666
     Annuity payments and contract
      charges.......................      (209,310)       (278,169)
     Net transfers between
      Sub-Accounts..................       (43,479)         (6,870)
     Adjustments to annuity
      reserves......................       (11,339)         (3,336)
                                     --------------  -------------
       Net annuitization activity...  $   (191,000)  $      72,291
                                     --------------  -------------
   Increase (Decrease) in net assets
    from contract owner
    transactions....................  $  9,141,070   $ (11,415,103)
                                     --------------  -------------
     Increase (Decrease) in net
      assets........................  $ 39,425,633   $  21,275,485
 NET ASSETS:
   Beginning of period..............   334,101,011     312,825,526
                                     --------------  -------------
   End of period....................  $373,526,644   $ 334,101,011
                                     --------------  -------------
                                     --------------  -------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                 MIS                           MMS
                                             Sub-Account                   Sub-Account
                                     ---------------------------  ------------------------------
                                      Six Months     Year Ended     Six Months      Year Ended
                                         Ended      December 31,      Ended        December 31,
                                     June 30, 1999    1998(a)     June 30, 1999        1998
                                     -------------  ------------  --------------  --------------
 OPERATIONS:
   Net investment income (loss)..... $  1,989,892   $  (277,915)  $    6,202,984  $   12,464,454
   Net realized gains (losses)......    1,136,061       290,620         --              --
   Net unrealized gains (losses)....   14,166,057    11,412,175         --              --
                                     -------------  ------------  --------------  --------------
       Increase (Decrease) in net
        assets from operations...... $ 17,292,010   $11,424,880   $    6,202,984  $   12,464,454
                                     -------------  ------------  --------------  --------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..... $ 71,022,284   $42,898,409   $   37,630,556  $   84,539,955
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................   87,268,153    27,944,745       83,047,915     205,348,459
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................   (4,786,373)   (1,223,987)    (111,914,188)   (180,586,976)
                                     -------------  ------------  --------------  --------------
       Net accumulation activity.... $153,504,064   $69,619,167   $    8,764,283  $  109,301,438
                                     -------------  ------------  --------------  --------------
   Annuitization Activity:
     Annuitizations................. $    139,916   $   158,201   $      830,337  $    1,223,366
     Annuity payments and contract
      charges.......................      (11,750)      (10,253)        (161,087)       (267,886)
     Net transfers between
      Sub-Accounts..................      --            --               172,666          (4,847)
     Adjustments to annuity
      reserves......................       (2,005)       (1,090)        (193,019)        (38,667)
                                     -------------  ------------  --------------  --------------
       Net annuitization activity... $    126,161   $   146,858   $      648,897  $      911,966
                                     -------------  ------------  --------------  --------------
   Increase (Decrease) in net assets
    from contract owner
    transactions.................... $153,630,225   $69,766,025   $    9,413,180  $  110,213,404
                                     -------------  ------------  --------------  --------------
     Increase (Decrease) in net
      assets........................ $170,922,235   $81,190,905   $   15,616,164  $  122,677,858
 NET ASSETS:
   Beginning of period..............   81,190,905       --           416,905,347     294,227,489
                                     -------------  ------------  --------------  --------------
   End of period.................... $252,113,140   $81,190,905   $  432,521,511  $  416,905,347
                                     -------------  ------------  --------------  --------------
                                     -------------  ------------  --------------  --------------

                                                 NWD
                                             Sub-Account
                                     ---------------------------
                                      Six Months     Year Ended
                                         Ended      December 31,
                                     June 30, 1999    1998(a)
                                     -------------  ------------
 OPERATIONS:
   Net investment income (loss).....  $    14,596   $   (55,628)
   Net realized gains (losses)......      (11,334)      (77,926)
   Net unrealized gains (losses)....    2,406,769     1,504,013
                                     -------------  ------------
       Increase (Decrease) in net
        assets from operations......  $ 2,410,031   $ 1,370,459
                                     -------------  ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....  $ 4,296,404   $ 5,928,260
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................    6,270,843     6,269,724
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................     (609,716)     (345,722)
                                     -------------  ------------
       Net accumulation activity....  $ 9,957,531   $11,852,262
                                     -------------  ------------
   Annuitization Activity:
     Annuitizations.................  $    25,672   $    59,889
     Annuity payments and contract
      charges.......................       (2,485)       (3,118)
     Net transfers between
      Sub-Accounts..................      --            --
     Adjustments to annuity
      reserves......................         (310)       (2,368)
                                     -------------  ------------
       Net annuitization activity...  $    22,877   $    54,403
                                     -------------  ------------
   Increase (Decrease) in net assets
    from contract owner
    transactions....................  $ 9,980,408   $11,906,665
                                     -------------  ------------
     Increase (Decrease) in net
      assets........................  $12,390,439   $13,277,124
 NET ASSETS:
   Beginning of period..............   13,277,124       --
                                     -------------  ------------
   End of period....................  $25,667,563   $13,277,124
                                     -------------  ------------
                                     -------------  ------------

(a) For the period May 6, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                  RES                            RGS
                                              Sub-Account                    Sub-Account
                                     ------------------------------  ---------------------------
                                       Six Months      Year Ended     Six Months     Year Ended
                                          Ended       December 31,       Ended      December 31,
                                      June 30, 1999       1998       June 30, 1999      1998
                                     ---------------  -------------  -------------  ------------
 OPERATIONS:
   Net investment income (loss)..... $    27,168,956  $  22,892,997   $  (144,495)  $  (196,955)
   Net realized gains (losses)......      25,482,132     21,973,914       745,281       513,010
   Net unrealized gains (losses)....      27,135,258    110,904,687     3,016,704     3,223,975
                                     ---------------  -------------  -------------  ------------
       Increase (Decrease) in net
        assets from operations...... $    79,786,346  $ 155,771,598   $ 3,617,490   $ 3,540,030
                                     ---------------  -------------  -------------  ------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..... $    34,684,333  $ 103,921,694   $ 7,045,599   $13,378,132
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................      22,974,151     82,986,033    17,523,083    14,755,314
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................     (36,946,442)   (44,188,615)   (2,146,212)   (1,413,449)
                                     ---------------  -------------  -------------  ------------
       Net accumulation activity.... $    20,712,042  $ 142,719,112   $22,422,470   $26,719,997
                                     ---------------  -------------  -------------  ------------
   Annuitization Activity:
     Annuitizations................. $       176,430  $     452,588   $    45,656   $    73,112
     Annuity payments and contract
      charges.......................        (161,381)      (211,454)      (10,330)      (12,398)
     Net transfers between
      Sub-Accounts..................       --                34,374       --             58,620
     Adjustments to annuity
      reserves......................         (17,248)       (35,852)       (2,035)       (2,709)
                                     ---------------  -------------  -------------  ------------
       Net annuitization activity... $        (2,199) $     239,656   $    33,291   $   116,625
                                     ---------------  -------------  -------------  ------------
   Increase (Decrease) in net assets
    from contract owner
    transactions.................... $    20,709,843  $ 142,958,768   $22,455,761   $26,836,622
                                     ---------------  -------------  -------------  ------------
     Increase (Decrease) in net
      assets........................ $   100,496,189  $ 298,730,366   $26,073,251   $30,376,652
 NET ASSETS:
   Beginning of period..............     948,011,552    649,281,186    36,274,179     5,897,527
                                     ---------------  -------------  -------------  ------------
   End of period.................... $ 1,048,507,741  $ 948,011,552   $62,347,430   $36,274,179
                                     ---------------  -------------  -------------  ------------
                                     ---------------  -------------  -------------  ------------

                                                 RSS
                                             Sub-Account
                                     ---------------------------
                                      Six Months     Year Ended
                                         Ended      December 31,
                                     June 30, 1999    1998(a)
                                     -------------  ------------
 OPERATIONS:
   Net investment income (loss).....   $  (33,004)   $  (15,398)
   Net realized gains (losses)......      (20,375)      (94,970)
   Net unrealized gains (losses)....      659,920       126,682
                                     -------------  ------------
       Increase (Decrease) in net
        assets from operations......   $  606,541    $   16,314
                                     -------------  ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....   $1,620,093    $2,275,775
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................    2,223,089     1,268,571
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................     (300,399)      (41,350)
                                     -------------  ------------
       Net accumulation activity....   $3,542,783    $3,502,996
                                     -------------  ------------
   Annuitization Activity:
     Annuitizations.................   $  --         $  --
     Annuity payments and contract
      charges.......................      --            --
     Net transfers between
      Sub-Accounts..................      --            --
     Adjustments to annuity
      reserves......................      --            --
                                     -------------  ------------
       Net annuitization activity...   $  --         $  --
                                     -------------  ------------
   Increase (Decrease) in net assets
    from contract owner
    transactions....................   $3,542,783    $3,502,996
                                     -------------  ------------
     Increase (Decrease) in net
      assets........................   $4,149,324    $3,519,310
 NET ASSETS:
   Beginning of period..............    3,519,310       --
                                     -------------  ------------
   End of period....................   $7,668,634    $3,519,310
                                     -------------  ------------
                                     -------------  ------------

(a) For the period May 6, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                 SIS                            TRS
                                             Sub-Account                    Sub-Account
                                     ---------------------------  --------------------------------
                                      Six Months     Year Ended     Six Months       Year Ended
                                         Ended      December 31,       Ended        December 31,
                                     June 30, 1999    1998(a)      June 30, 1999        1998
                                     -------------  ------------  ---------------  ---------------
 OPERATIONS:
   Net investment income (loss).....  $   199,685    $  (37,067)  $   257,163,761  $   163,419,988
   Net realized gains (losses)......       18,941       (88,826)       26,668,399       51,696,637
   Net unrealized gains (losses)....     (100,268)      217,175      (207,585,389)     (49,976,046)
                                     -------------  ------------  ---------------  ---------------
       Increase (Decrease) in net
        assets from operations......  $   118,358    $   91,282   $    76,246,771  $   165,140,579
                                     -------------  ------------  ---------------  ---------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....  $ 2,030,529    $3,255,808   $    52,225,367  $   144,694,740
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................    3,550,356     4,501,699        53,855,629       99,107,901
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................     (232,985)      (67,691)     (124,144,932)    (174,048,588)
                                     -------------  ------------  ---------------  ---------------
       Net accumulation activity....  $ 5,347,900    $7,689,816   $   (18,063,936) $    69,754,053
                                     -------------  ------------  ---------------  ---------------
   Annuitization Activity:
     Annuitizations.................  $   --         $  --        $     1,334,284  $     2,556,048
     Annuity payments and contract
      charges.......................      --            --               (770,263)      (1,415,164)
     Net transfers between
      Sub-Accounts..................      --            --                (21,319)         104,077
     Adjustments to annuity
      reserves......................      --            --               (186,197)         157,679
                                     -------------  ------------  ---------------  ---------------
       Net annuitization activity...  $   --         $  --        $       356,505  $     1,402,640
                                     -------------  ------------  ---------------  ---------------
   Increase (Decrease) in net assets
    from contract owner
    transactions....................  $ 5,347,900    $7,689,816   $   (17,707,431) $    71,156,693
                                     -------------  ------------  ---------------  ---------------
     Increase (Decrease) in net
      assets........................  $ 5,466,258    $7,781,098   $    58,539,340  $   236,297,272
 NET ASSETS:
   Beginning of period..............    7,781,098       --          1,816,081,256    1,579,783,984
                                     -------------  ------------  ---------------  ---------------
   End of period....................  $13,247,356    $7,781,098   $ 1,874,620,596  $ 1,816,081,256
                                     -------------  ------------  ---------------  ---------------
                                     -------------  ------------  ---------------  ---------------

                                                 UTS
                                             Sub-Account
                                     ----------------------------
                                      Six Months     Year Ended
                                         Ended      December 31,
                                     June 30, 1999      1998
                                     -------------  -------------
 OPERATIONS:
   Net investment income (loss)..... $ 27,013,484   $  15,309,048
   Net realized gains (losses)......    5,078,237       3,138,939
   Net unrealized gains (losses)....  (10,366,665)      5,912,858
                                     -------------  -------------
       Increase (Decrease) in net
        assets from operations...... $ 21,725,056   $  24,360,845
                                     -------------  -------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..... $ 17,626,280   $  39,799,198
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................   27,156,253      40,165,423
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................   (8,460,441)    (10,679,491)
                                     -------------  -------------
       Net accumulation activity.... $ 36,322,092   $  69,285,130
                                     -------------  -------------
   Annuitization Activity:
     Annuitizations................. $    --        $     357,771
     Annuity payments and contract
      charges.......................      (75,784)       (266,331)
     Net transfers between
      Sub-Accounts..................      --               93,575
     Adjustments to annuity
      reserves......................       (1,823)        117,915
                                     -------------  -------------
       Net annuitization activity... $    (77,607)  $     302,930
                                     -------------  -------------
   Increase (Decrease) in net assets
    from contract owner
    transactions.................... $ 36,244,485   $  69,588,060
                                     -------------  -------------
     Increase (Decrease) in net
      assets........................ $ 57,969,541   $  93,948,905
 NET ASSETS:
   Beginning of period..............  211,254,980     117,306,075
                                     -------------  -------------
   End of period.................... $269,224,521   $ 211,254,980
                                     -------------  -------------
                                     -------------  -------------

(a) For the period May 6, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                 GAA                           GGS
                                             Sub-Account                   Sub-Account
                                     ----------------------------  ----------------------------
                                      Six Months     Year Ended     Six Months     Year Ended
                                         Ended      December 31,       Ended      December 31,
                                     June 30, 1999      1998       June 30, 1999      1998
                                     -------------  -------------  -------------  -------------
 OPERATIONS:
   Net investment income (loss)..... $  5,599,716   $   7,482,682  $  8,066,630   $    (87,913)
   Net realized gains (losses)......    1,327,939       3,692,859       271,091       (498,522)
   Net unrealized gains (losses)....   (3,637,377)     (6,039,574)  (15,070,567)    12,271,071
                                     -------------  -------------  -------------  -------------
       Increase (Decrease) in net
        assets from operations...... $  3,290,278   $   5,135,967  $ (6,732,846)  $ 11,684,636
                                     -------------  -------------  -------------  -------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..... $  1,918,209   $   8,860,816  $  1,276,262   $  3,786,224
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................   (8,850,697)     (4,974,353)     (467,694)   (12,675,687)
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................   (3,521,231)     (6,184,345)   (7,657,316)   (11,908,423)
                                     -------------  -------------  -------------  -------------
       Net accumulation activity.... $(10,453,719)  $  (2,297,882) $ (6,848,748)  $(20,797,886)
                                     -------------  -------------  -------------  -------------
   Annuitization Activity:
     Annuitizations................. $      5,339   $     196,381  $     67,265   $    158,700
     Annuity payments and contract
      charges.......................      (52,601)        (88,583)      (56,379)      (130,085)
     Net transfers between
      Sub-Accounts..................          300           1,087       --             --
     Adjustments to annuity
      reserves......................        2,356         (39,140)      (24,488)         3,766
                                     -------------  -------------  -------------  -------------
       Net annuitization activity... $    (44,606)  $      69,745  $    (13,602)  $     32,381
                                     -------------  -------------  -------------  -------------
   Increase (Decrease) in net assets
    from contract owner
    transactions.................... $(10,498,325)  $  (2,228,137) $ (6,862,350)  $(20,765,505)
                                     -------------  -------------  -------------  -------------
     Increase (Decrease) in net
      assets........................ $ (7,208,047)  $   2,907,830  $(13,595,196)  $ (9,080,869)
 NET ASSETS:
   Beginning of period..............  123,345,612     120,437,782    89,813,963     98,894,832
                                     -------------  -------------  -------------  -------------
   End of period.................... $116,137,565   $ 123,345,612  $ 76,218,767   $ 89,813,963
                                     -------------  -------------  -------------  -------------
                                     -------------  -------------  -------------  -------------

                                                 GGR                           GTR
                                             Sub-Account                   Sub-Account
                                     ----------------------------  ---------------------------
                                      Six Months     Year Ended     Six Months     Year Ended
                                         Ended      December 31,       Ended      December 31,
                                     June 30, 1999      1998       June 30, 1999      1998
                                     -------------  -------------  -------------  ------------
 OPERATIONS:
   Net investment income (loss)..... $  8,899,894   $  15,489,141  $  6,578,177   $ 2,635,441
   Net realized gains (losses)......    5,900,523      11,591,824     1,789,752     3,803,017
   Net unrealized gains (losses)....   16,819,780       1,458,038    (9,423,557)    6,391,001
                                     -------------  -------------  -------------  ------------
       Increase (Decrease) in net
        assets from operations...... $ 31,620,197   $  28,539,003  $ (1,055,628)  $12,829,459
                                     -------------  -------------  -------------  ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..... $  4,365,509   $  15,688,080  $  3,613,897   $ 8,845,349
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................   (3,371,908)     (6,628,067)    2,698,473     8,428,546
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................  (11,996,114)    (14,148,887)   (3,238,917)   (4,603,063)
                                     -------------  -------------  -------------  ------------
       Net accumulation activity.... $(11,002,513)  $  (5,088,874) $  3,073,453   $12,670,832
                                     -------------  -------------  -------------  ------------
   Annuitization Activity:
     Annuitizations.................        7,418   $     107,920  $    --        $   134,223
     Annuity payments and contract
      charges.......................      (56,363)       (104,706)      (33,584)      (61,120)
     Net transfers between
      Sub-Accounts..................      (12,442)       (114,522)      --            --
     Adjustments to annuity
      reserves......................       (2,366)         (5,286)       (5,881)       16,790
                                     -------------  -------------  -------------  ------------
       Net annuitization activity... $    (63,753)  $    (116,594) $    (39,465)  $    89,893
                                     -------------  -------------  -------------  ------------
   Increase (Decrease) in net assets
    from contract owner
    transactions.................... $(11,066,266)  $  (5,205,468) $  3,033,988   $12,760,725
                                     -------------  -------------  -------------  ------------
     Increase (Decrease) in net
      assets........................ $ 20,553,931   $  23,333,535  $  1,978,360   $25,590,184
 NET ASSETS:
   Beginning of period..............  260,479,236     237,145,701    95,274,472    69,684,288
                                     -------------  -------------  -------------  ------------
   End of period.................... $281,033,167   $ 260,479,236  $ 97,252,832   $95,274,472
                                     -------------  -------------  -------------  ------------
                                     -------------  -------------  -------------  ------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account F (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.), (the "Sponsor"), was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts (collectively, the "Contracts") and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account attributable to the Contracts is invested in shares of a specific corresponding series of MFS/Sun Life Series Trust (the "Series Trust"), an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company ("MFS"), an affiliate of the Sponsor, is the investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL
The preparation of financial statements in conformity with generally accepted accounting principles requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by participants under the Contracts are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued
(3) CONTRACT CHARGES
A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25% for Regatta, Regatta Gold and Regatta Platinum contracts and 1.00% for Regatta Classic contracts.

Each year on the account anniversary, an account administration fee ("Account Fee") equal to the lesser of $30 or 2% of the participant's account value in the case of Regatta and Regatta Gold contracts, $35 in the case of Regatta Platinum contracts and $50 in the case of Regatta Classic contracts (after account year 5, the account fee, for Regatta Gold and Regatta Platinum, may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant's account value) is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, in the case of Regatta, Regatta Gold and Regatta Platinum, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Classic, a withdrawal charge of 1% is applied to purchase payments withdrawn which have been credited to a participant's account for less than one year.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the Regatta contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the net assets attributable to such contracts. No deduction for the distribution expense charge is made after the seventh account anniversary.

As reimbursement for administrative expenses attributable to Regatta Gold, Regatta Classic and Regatta Platinum contracts, which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

(4) ANNUITY RESERVES
Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of at least 4% or 3%, as stated in each participant's contract or certificate, as applicable. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued
(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                                                        Units Transferred
                                                                                      Between Sub-Accounts
                                                                                               and
                                    Units Outstanding                                  Fixed Accumulation
                                   Beginning of Period         Units Purchased               Account
                                 -----------------------   -----------------------   -----------------------
                                    Six         Year          Six                       Six
                                   Months       Ended       Months        Year        Months        Year
                                   Ended      December       Ended       Ended         Ended       Ended
                                  June 30,       31,       June 30,   December 31,   June 30,   December 31,
                                    1999        1998         1999         1998         1999         1998
                                 ----------  -----------   ---------  ------------   ---------  ------------
 MFS REGATTA CONTRACTS:
 ------------------------------
 CAS -- Level 1                     464,349   2,993,020         976      --           (360,361)  (2,286,027)
 CAS -- Level 2                   9,053,993   5,390,680       --         --            712,277    5,658,421
 GSS -- Level 1                     325,241   1,462,222         273      --           (280,780)    (932,035)
 GSS -- Level 2                   2,656,978   1,514,633       --         --            835,289    1,951,275
 HYS -- Level 1                      73,632     537,033       --         --            (63,400)    (384,324)
 HYS -- Level 2                   1,320,379     975,126       --         --            166,993      742,028
 MSS -- Level 1                     196,463     941,686         539      --           (158,695)    (678,909)
 MSS -- Level 2                   2,730,897   2,022,757       --         --            413,242    1,359,567
 MMS -- Level 1                     268,447   1,518,722       5,910      12,315        (82,096)   1,824,176
 MMS -- Level 2                   3,722,758   1,845,809      40,509       8,252      3,169,585    6,810,959
 TRS -- Level 1                     898,137   5,756,653         835       4,933       (639,766)  (4,180,220)
 TRS -- Level 2                  12,506,430   7,838,741       3,911       2,056      1,345,288    8,389,482
 GGS -- Level 1                      89,328     700,338         762      --            (77,076)    (536,114)
 GGS -- Level 2                     834,010     483,253       --         --            105,562      702,569


                                     Units Withdrawn,
                                     Surrendered, and            Units Outstanding
                                        Annuitized                 End of Period
                                 -------------------------   -------------------------
                                    Six                         Six
                                   Months        Year          Months        Year
                                   Ended         Ended         Ended         Ended
                                  June 30,   December 31,     June 30,   December 31,
                                    1999         1998           1999         1998
                                 ----------  -------------   ----------  -------------
 MFS REGATTA CONTRACTS:
 ------------------------------
 CAS -- Level 1                     (33,062)     (242,644)       71,902       464,349
 CAS -- Level 2                  (1,175,192)   (1,995,108)    8,591,078     9,053,993
 GSS -- Level 1                     (14,527)     (204,946)       30,207       325,241
 GSS -- Level 2                    (552,274)     (808,930)    2,939,993     2,656,978
 HYS -- Level 1                      (2,577)      (79,077)        7,655        73,632
 HYS -- Level 2                    (263,746)     (396,775)    1,223,626     1,320,379
 MSS -- Level 1                     (20,597)      (66,314)       17,710       196,463
 MSS -- Level 2                    (502,094)     (651,427)    2,642,045     2,730,897
 MMS -- Level 1                    (150,372)   (3,086,766)       41,889       268,447
 MMS -- Level 2                  (3,105,886)   (4,942,262)    3,826,966     3,722,758
 TRS -- Level 1                     (80,115)     (683,229)      179,091       898,137
 TRS -- Level 2                  (2,448,788)   (3,723,849)   11,406,841    12,506,430
 GGS -- Level 1                      (8,413)      (74,896)        4,601        89,328
 GGS -- Level 2                    (205,074)     (351,812)      734,498       834,010

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                        Units Transferred
                                                                                       Between Sub-Accounts
                                                                                               and
                                    Units Outstanding                                   Fixed Accumulation
                                   Beginning of Period         Units Purchased               Account
                                 -----------------------   -----------------------   ------------------------
                                    Six         Year         Six                        Six
                                   Months       Ended       Months        Year         Months        Year
                                   Ended      December      Ended        Ended         Ended        Ended
                                  June 30,       31,       June 30,   December 31,    June 30,   December 31,
                                    1999        1998         1999         1998          1999         1998
                                 ----------  -----------   --------   ------------   ----------  ------------
 MFS REGATTA GOLD
  CONTRACTS:
 ------------------------------
 BDS(a)........................   1,182,239      --        113,903        437,383       698,227      776,227
 CAS...........................  37,500,481  35,528,897    336,966      2,963,417    (1,113,671)   1,606,290
 COS...........................  10,262,282   6,175,224    175,107      2,085,178     1,194,460    2,487,753
 MIT...........................  51,880,765  40,709,531    802,527      7,531,155     1,773,185    6,682,559
 EGS...........................  28,900,957  25,039,986    361,910      3,519,560       539,905    1,929,406
 EIS(a)........................     528,238      --         56,647        235,337       465,594      312,512
 FCE...........................   2,147,348   2,159,228     25,288        203,168       378,572     (114,376)
 FCI...........................   3,290,043   2,390,056     69,747        532,412        37,668      520,640
 FCG...........................   5,214,558   4,441,911     41,303        449,506       (32,039)     655,503
 GSS...........................  23,218,234  20,508,844    266,023      1,760,124     2,240,594    2,891,419
 HYS...........................  14,190,817  11,699,195    141,829      2,333,919      (181,071)   1,143,802
 MSS...........................  11,245,144  11,326,719     62,787        838,284       154,513     (135,303)
 MIS(a)........................   4,121,518      --        866,384      2,049,150     4,233,178    2,166,812
 MMS...........................  29,387,086  21,463,139    658,813      5,295,611     4,378,073    9,723,034
 NWD(a)........................     794,859      --         47,439        252,432       315,385      573,525
 RES...........................  38,553,986  35,654,917    391,010      1,299,737       152,407    3,631,861
 RGS...........................   2,408,676     533,928     87,646        857,568       874,348    1,134,366
 RSS(a)........................     190,267      --         21,309         83,591       138,396      110,312
 SIS(a)........................     622,914      --         57,739        207,182       150,993      423,614
 TRS...........................  71,102,020  66,303,467    540,481      5,585,984       736,251    4,374,616
 UTS...........................   9,023,102   6,101,638    205,471      1,559,584       595,879    1,878,542
 GAA...........................   7,576,691   7,928,833     46,920        440,970      (591,617)    (400,015)
 GGS...........................   5,048,219   6,127,641     40,663        199,740       (59,044)    (782,796)
 GGR...........................  14,522,129  15,058,757     97,519        815,222      (270,199)    (504,727)
 GTR...........................   5,354,633   4,676,853     54,644        458,384        44,053      506,340


                                     Units Withdrawn,
                                     Surrendered, and            Units Outstanding
                                        Annuitized                 End of Period
                                 -------------------------   -------------------------
                                    Six                         Six
                                   Months        Year          Months        Year
                                   Ended         Ended         Ended         Ended
                                  June 30,   December 31,     June 30,   December 31,
                                    1999         1998           1999         1998
                                 ----------  -------------   ----------  -------------
 MFS REGATTA GOLD
  CONTRACTS:
 ------------------------------
 BDS(a)........................     (40,092)      (31,371)    1,954,277     1,182,239
 CAS...........................  (1,917,508)   (2,598,123)   34,806,268    37,500,481
 COS...........................    (410,519)     (485,873)   11,221,330    10,262,282
 MIT...........................  (2,125,268)   (3,042,480)   52,331,209    51,880,765
 EGS...........................  (1,179,464)   (1,587,995)   28,623,308    28,900,957
 EIS(a)........................     (40,445)      (19,611)    1,010,034       528,238
 FCE...........................    (127,606)     (100,672)    2,423,602     2,147,348
 FCI...........................    (154,801)     (153,065)    3,242,657     3,290,043
 FCG...........................    (198,998)     (332,362)    5,024,824     5,214,558
 GSS...........................  (1,420,695)   (1,942,153)   24,304,156    23,218,234
 HYS...........................    (828,110)     (986,099)   13,323,465    14,190,817
 MSS...........................    (581,499)     (784,556)   10,880,945    11,245,144
 MIS(a)........................    (268,809)      (94,444)    8,952,271     4,121,518
 MMS...........................  (5,964,073)   (7,094,698)   28,459,899    29,387,086
 NWD(a)........................     (49,233)      (31,098)    1,108,450       794,859
 RES...........................  (1,487,132)   (2,032,529)   37,610,271    38,553,986
 RGS...........................    (136,574)     (117,186)    3,234,096     2,408,676
 RSS(a)........................     (16,081)       (3,636)      333,891       190,267
 SIS(a)........................     (18,740)       (7,882)      812,906       622,914
 TRS...........................  (3,873,335)   (5,162,047)   68,505,417    71,102,020
 UTS...........................    (352,001)     (516,662)    9,472,451     9,023,102
 GAA...........................    (213,747)     (393,097)    6,818,247     7,576,691
 GGS...........................    (357,718)     (496,366)    4,672,120     5,048,219
 GGR...........................    (634,933)     (847,123)   13,714,516    14,522,129
 GTR...........................    (188,936)     (286,944)    5,264,394     5,354,633

(a) For the period May 6, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                         Units Transferred
                                                                                       Between Sub-Accounts
                                                                                                and
                                    Units Outstanding                                   Fixed Accumulation
                                   Beginning of Period          Units Purchased               Account
                                 ------------------------   -----------------------   -----------------------
                                    Six                       Six                       Six
                                  Months        Year         Months        Year        Months        Year
                                   Ended        Ended        Ended        Ended        Ended        Ended
                                 June 30,   December 31,    June 30,   December 31,   June 30,   December 31,
                                   1999         1998          1999         1998         1999         1998
                                 ---------  -------------   --------   ------------   --------   ------------
 MFS REGATTA CLASSIC
  CONTRACTS:
 ------------------------------
 BDS(a)........................     35,123      --           35,271        33,440      (5,930)        1,859
 CAS...........................    465,812     265,497       57,920       170,863      12,424        49,860
 COS...........................    277,518     160,778       44,069        98,617      81,462        29,367
 MIT...........................  1,213,193     554,216      191,034       449,788     (69,514)      267,481
 EGS...........................    959,802     318,028      115,410       613,049      75,724        55,590
 EIS(a)........................     12,113      --           15,312         9,590      45,443         2,523
 FCE...........................     43,654      40,698        6,365        16,413       5,302       (12,814)
 FCI...........................     83,820      67,892       25,734        20,502      57,265        (3,210)
 FCG...........................     90,582      51,038          753        34,300     669,111         8,318
 GSS...........................    297,310     113,243       43,756       139,510     (32,416)       51,253
 HYS...........................    342,363     155,306       44,728       224,640     (51,958)       (2,332)
 MSS...........................    140,324     118,243       11,644        59,666      74,897       (29,055)
 MIS(b)........................    232,788      --          148,615        78,233     (89,803)      156,319
 MMS...........................    270,417      77,105      762,090       733,426     (19,559)     (366,138)
 NWD(b)........................     29,182      --           36,892        13,601         821        15,614
 RES...........................    872,289     553,996      105,677       279,626     (16,337)       85,963
 RGS...........................     33,882       6,085       27,635         9,086      10,989        19,504
 RSS(d)........................      2,234      --            2,788           942       2,464         1,292
 SIS(c)........................      2,577      --            1,417         1,726       3,010           851
 TRS...........................  1,731,292     951,205      294,450       681,412      (8,445)      155,997
 UTS...........................    178,136      77,009       47,698        97,613      20,811        15,497
 GAA...........................     53,167      50,531        1,070        16,112      (2,605)       (8,665)
 GGS...........................     40,074      19,394       12,952        20,516          88           639
 GGR...........................    121,297      85,526        5,298        47,642       2,430        (2,579)
 GTR...........................     91,253      45,122       22,951        38,335       1,582         8,687


                                    Units Withdrawn,
                                    Surrendered, and         Units Outstanding
                                       Annuitized              End of Period
                                 ----------------------   ------------------------
                                   Six                       Six
                                  Months       Year        Months        Year
                                  Ended       Ended         Ended        Ended
                                 June 30,  December 31,   June 30,   December 31,
                                   1999        1998         1999         1998
                                 --------  ------------   ---------  -------------
 MFS REGATTA CLASSIC
  CONTRACTS:
 ------------------------------
 BDS(a)........................    (1,133)       (176)       63,331       35,123
 CAS...........................   (20,394)    (20,408)      515,762      465,812
 COS...........................   (10,260)    (11,244)      392,789      277,518
 MIT...........................   (73,601)    (58,292)    1,261,112    1,213,193
 EGS...........................   (18,066)    (26,865)    1,132,870      959,802
 EIS(a)........................      (945)     --            71,923       12,113
 FCE...........................      (383)       (643)       54,938       43,654
 FCI...........................   (10,203)     (1,364)      156,616       83,820
 FCG...........................      (137)     (3,074)      760,309       90,582
 GSS...........................   (24,540)     (6,696)      284,110      297,310
 HYS...........................   (19,650)    (35,251)      315,483      342,363
 MSS...........................    (7,855)     (8,530)      219,010      140,324
 MIS(b)........................    (4,554)     (1,764)      287,046      232,788
 MMS...........................  (185,669)   (173,976)      827,279      270,417
 NWD(b)........................    (4,347)        (33)       62,548       29,182
 RES...........................   (23,071)    (47,296)      938,558      872,289
 RGS...........................    (1,095)       (793)       71,411       33,882
 RSS(d)........................        (1)     --             7,485        2,234
 SIS(c)........................     --         --             7,004        2,577
 TRS...........................   (49,789)    (57,322)    1,967,508    1,731,292
 UTS...........................    (7,590)    (11,983)      239,055      178,136
 GAA...........................    (4,472)     (4,811)       47,160       53,167
 GGS...........................    (3,417)       (475)       49,697       40,074
 GGR...........................    (7,623)     (9,292)      121,402      121,297
 GTR...........................    (2,553)       (891)      113,233       91,253

(a) For the period June 22, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
(b) For the period May 7, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
(c) For the period June 26, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
(d) For the period August 8, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

REGATTA, REGATTA GOLD, REGATTA CLASSIC AND REGATTA PLATINUM SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                        Units Transferred
                                                                                      Between Sub-Accounts
                                                                                               and
                                    Units Outstanding                                  Fixed Accumulation
                                   Beginning of Period         Units Purchased               Account
                                 -----------------------   -----------------------   -----------------------
                                    Six                       Six                       Six
                                  Months        Year        Months        Year        Months        Year
                                   Ended       Ended         Ended       Ended         Ended       Ended
                                 June 30,   December 31,   June 30,   December 31,   June 30,   December 31,
                                   1999         1998         1999         1998         1999         1998
                                 ---------  ------------   ---------  ------------   ---------  ------------
 MFS REGATTA PLATINUM
  CONTRACTS:
 ------------------------------
 BDS(a)........................    628,000    --             456,073      491,319      580,242      143,015
 CAS(b)........................  1,683,164    --           2,838,807    1,489,422    1,413,467      215,237
 COS(d)........................    556,955    --           1,018,683      480,199      652,155       80,801
 MIT(b)........................  5,331,018    --           8,159,967    4,380,217    6,105,704    1,013,330
 EGS(b)........................  1,651,404    --           2,065,701    1,412,976    1,414,265      254,376
 EIS(c)........................    272,362    --             354,346      237,608      297,644       35,740
 FCE(c)........................     72,586    --              61,943       67,723       76,545        4,892
 FCI(c)........................    338,938    --             337,651      305,695      276,162       37,500
 FCG(d)........................    199,346    --             161,211      167,384      158,922       34,931
 GSS(d)........................    816,102    --           1,169,582      686,599    1,410,523      142,121
 HYS(c)........................  1,000,705    --             789,662      917,703      878,778       95,977
 MSS(e)........................    211,044    --             312,971      180,220      200,123       35,500
 MIS(b)........................  2,428,134    --           4,759,107    2,052,872    2,867,810      400,450
 MMS(c)........................    886,479    --           2,063,328    1,436,884     (391,238)    (492,250)
 NWD(c)........................    436,178    --             349,003      366,459      289,680       75,832
 RES(e)........................  1,751,713    --           2,140,285    1,463,540    1,734,925      319,544
 RGS(a)........................    387,080    --             515,140      306,364      495,293       82,311
 RSS(f)........................    181,131    --             142,597      162,752       81,470       19,544
 SIS(g)........................    157,634    --             146,794      123,410      200,132       35,045
 TRS(c)........................  2,318,847    --           3,502,681    1,926,233    3,495,196      434,196
 UTS(e)........................    819,649    --           1,110,548      647,482    1,171,004      178,704
 GAA(d)........................    228,839    --             118,317      175,049       58,466       56,466
 GGS(c)........................     76,270    --              50,121       78,588       57,236       (2,199)
 GGR(d)........................    162,856    --             232,879      125,715      133,851       37,960
 GTR(h)........................    152,857    --             236,362      116,666      188,743       37,792


                                    Units Withdrawn,
                                    Surrendered, and          Units Outstanding
                                       Annuitized               End of Period
                                 ----------------------   -------------------------
                                   Six                       Six
                                  Months       Year         Months        Year
                                  Ended       Ended         Ended         Ended
                                 June 30,  December 31,    June 30,   December 31,
                                   1999        1998          1999         1998
                                 --------  ------------   ----------  -------------
 MFS REGATTA PLATINUM
  CONTRACTS:
 ------------------------------
 BDS(a)........................   (24,794)     (6,334)     1,639,521      628,000
 CAS(b)........................   (95,960)    (21,495)     5,839,478    1,683,164
 COS(d)........................   (17,712)     (4,045)     2,210,081      556,955
 MIT(b)........................  (249,662)    (62,529)    19,347,027    5,331,018
 EGS(b)........................   (73,947)    (15,948)     5,057,423    1,651,404
 EIS(c)........................   (12,952)       (986)       911,400      272,362
 FCE(c)........................    (6,031)        (29)       205,043       72,586
 FCI(c)........................   (19,389)     (4,257)       933,362      338,938
 FCG(d)........................   (11,189)     (2,969)       508,290      199,346
 GSS(d)........................   (62,580)    (12,618)     3,333,627      816,102
 HYS(c)........................   (90,581)    (12,975)     2,578,564    1,000,705
 MSS(e)........................    (9,705)     (4,676)       714,433      211,044
 MIS(b)........................  (149,944)    (25,188)     9,905,107    2,428,134
 MMS(c)........................  (103,552)    (58,155)     2,455,017      886,479
 NWD(c)........................   (17,220)     (6,113)     1,057,641      436,178
 RES(e)........................   (88,966)    (31,371)     5,537,957    1,751,713
 RGS(a)........................   (25,568)     (1,595)     1,371,945      387,080
 RSS(f)........................   (16,346)     (1,165)       388,852      181,131
 SIS(g)........................    (6,908)       (821)       497,652      157,634
 TRS(c)........................  (169,268)    (41,582)     9,147,456    2,318,847
 UTS(e)........................   (41,788)     (6,537)     3,059,413      819,649
 GAA(d)........................    (8,019)     (2,676)       397,603      228,839
 GGS(c)........................    (4,308)       (119)       179,319       76,270
 GGR(d)........................   (13,672)       (819)       515,914      162,856
 GTR(h)........................    (5,089)     (1,601)       572,873      152,857

(a) For the period June 30, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
(b) For the period June 5, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
(c) For the period June 18, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
(d) For the period June 23, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
(e) For the period June 16, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
(f) For the period June 29, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
(g) For the period June 26, 1998 (commencement of operations of Sub-Account) through December 31, 1998.
(h) For the period July 7, 1998 (commencement of operations of Sub-Account) through December 31, 1998.

INDEPENDENT AUDITORS' REPORT

To the Participants in Regatta, Regatta Gold, Regatta Classic and Regatta
 Platinum Sub-Accounts and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Bond Sub-Account, Capital Appreciation Sub-Account, Capital Opportunities Sub-Account, Massachusetts Investors Trust Sub-Account, Emerging Growth Sub-Account, Equity Income Sub-Account, MFS/Foreign & Colonial Emerging Markets Equity Sub-Account, International Growth Sub-Account, International Growth and Income Sub-Account, Government Securities Sub-Account, High Yield Sub-Account, Managed Sectors Sub-Account, Massachusetts Investors Growth Stock Sub-Account, Money Market Sub-Account, New Discovery Sub-Account, Research Sub-Account, Research Growth and Income Sub-Account, Research International Sub-Account, Strategic Income Sub-Account, Total Return Sub-Account, Utilities Sub-Account, Global Asset Allocation Sub-Account, Global Governments Sub-Account, Global Growth Sub-Account, and Global Total Return Sub-Account of Sun Life of Canada (U.S.) Variable Account F (the "Sub-Accounts") as of June 30, 1999, the related statement of operations for the period then ended and the statements of changes in net assets for the six month period ended June 30, 1999 and the year ended December 31, 1998. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at June 30, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of June 30, 1999, the results of their operations and the changes in their net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 6, 1999

MFS REGATTA
MFS REGATTA GOLD
MFS REGATTA CLASSIC
MFS REGATTA PLATINUM

DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
DONALD A. STEWART, Chairman and Director
C. JAMES PRIEUR, President and Director
S. CAESAR RABOY, Director
RICHARD B. BAILEY, Director
M. COLYER CRUM, Director
DAVID D. HORN, Director
JOHN S. LANE, Director
ANGUS A. MacNAUGHTON, Director
JOHN D. McNEIL, Director
PETER F. DEMUTH, Vice President, Chief
  Counsel and Assistant Secretary
JAMES A. McNULTY, III, Vice President
  and Assistant General Manager
JAMES M. A. ANDERSON, Vice President, Investments
ROBERT P. VROLYK, Vice President, Finance and Actuary
L. BROCK THOMSON, Vice President
  and Treasurer
ELLEN B. KING, Assistant Counsel and Secretary

SUN LIFE ASSURANCE COMPANY
 OF CANADA (U.S.)

ANNUITY SERVICE MAILING ADDRESS:
Sun Life Retirement Products & Services
  P.O. Box 1024, Boston, Massachusetts 02103-9986

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
  One Sun Life Executive Park
  Wellesley Hills, Massachusetts 02481

CUSTODIAN
State Street Bank and Trust Company
  225 Franklin Street, Boston, Massachusetts 02110-2875

LEGAL COUNSEL
Covington & Burling
  1201 Pennsylvania Avenue, N.W.
  P.O. Box 7566, Washington, D.C. 20044-7566

AUDITORS
Deloitte & Touche LLP
  200 Berkeley Street, Boston, Massachusetts 02116
This report is prepared for the general information of contract owners and participants. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.
 ACCOUNT INFORMATION
 For account information, please call toll free:
 1-800-752-7218 anytime from a touch-tone telephone.
 To speak with a customer service representative, please call toll free: 1-800-752-7215 from 8 a.m.
 to 6 p.m. Eastern time on any business day.

                                                             GOLD-3 8/99 177M

                                     [LOGO]

                       SEMI-ANNUAL REPORT - JUNE 30, 1999

                                      PROFESSIONALLY MANAGED ANNUITIES ISSUED BY
                                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                                    A WHOLLY-OWNED SUBSIDIARY OF
                                        SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.